CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, allowance for doubtful accounts	$ 10,163	$ 1,087,465
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	279,214,103	279,214,103
Ordinary shares, shares outstanding	262,956,278	260,836,578
Treasury Stock, shares	4,643,150	4,643,150